Interim Consolidated Balance Sheets - CAD	Sep. 30, 2017	Dec. 31, 2016
CURRENT
Cash	CAD 18,102	CAD 114,488
Accounts Receivable	37,757	15,864
Prepaid Expenses	96,140	6,001
GST Recoverable	6,548	2,372
Total assets	158,457	138,725
CURRENT
Trade and Other Payables	107,907	254,197
Liabilities to Customers	29,265	10,319
Convertible Promissory Notes Payable – Current Portion	154,635	224,597
Total current liabilities	291,807	489,113
Convertible Promissory Notes Payable	680,472	170,776
Total liabilities	972,279	659,889
SHAREHOLDERS' DEFICIENCY
Share Capital	3,699,762	3,645,457
Share Subscription Received	334,975	334,975
Deficit	(4,848,469)	(4,501,596)
Total shareholders' deficiency	(813,732)	(521,164)
Total Liabilities and shareholders' deficiency	CAD 158,547	CAD 138,725